GOODWILL	3 Months Ended
Mar. 31, 2017
Goodwill [Abstract]
Goodwill Disclosure [Text Block]
NOTE 7 - Goodwill:

The changes in the carrying amount of goodwill for the period ended March 31, 2017 were as follows:
	Generics	Specialty	Other	Total

	(U.S. $ in millions)
Balance as of January 1, 2017	$32,863	$9,323	$2,223	$44,409
Changes during the period:
Goodwill adjustments (1)	355	-	-	355
Translation differences	235	22	5	262
Balance as of March 31, 2017	$33,453	$9,345	$2,228	$45,026

(1) Due to Actavis Generics and Rimsa measurement period adjustments.

As a result of the acquisition of Actavis Generics, Teva conducted an analysis of its business segments, which led to a change to Teva's segment reporting and goodwill assignment in the fourth quarter of 2016. Teva reallocated goodwill to its adjusted reporting units using a relative fair value approach.

Notwithstanding the recent performance of Teva's shares on the market, the February 2017 departure of its President and Chief Executive Officer and the announcement of the impending departure of its Chief Financial Officer, management has determined that Teva's business has not changed in a manner that affects the conclusion that the fair value estimates of its reporting units are greater than their respective carrying amounts.